Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Composition of Income Tax Expense	Composition of income tax expense from continuing operations
	For the years ended December 31,
	2023	2024	2025
Current	216,120	-	-
Deferred	2,903,456	-	-
Total income tax expenses	3,119,576	-	-

Schedule of Reconciliation of Effective Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended December 31,
	2023		2024		2025
	Amount	Percentage	Amount	Percentage	Amount	Percentage
PRC Statutory income tax rates	(25,118,909)	25.0%	(6,175,509)	25.0%	(30,315,688)	25.0%
Effect of preferential tax rates	323,804	(0.3)%	667,990	(2.7)%	21,448,229	(17.7)%
Effect of non-taxable loss (1)	(864,477)	0.9%	-	-	-	-
Effect of favorable tax rates on small-scale and low-profit entities	5,669,481	(5.6)%	(298,213)	1.2%	-	-
Change of valuation allowance	23,109,677	(23.0)%	5,805,732	(23.5)%	8,867,459	(7.3)%
Provision for income tax	3,119,576	(3.0)%	-	0.0%	-	0.0%

(1)	Non-taxable loss was primarily due to goodwill impairment loss of Beijing P.X.

Schedule of Significant Components of the Deferred Tax Assets

The significant components of the deferred tax assets are summarized below:

	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss carry-forwards	14,071,879	22,929,648
Allowance of credit losses	15,890,837	15,900,526
Less: valuation allowance	(29,962,716)	(38,830,174)
Net deferred tax assets	-	-

Schedule of the Movement of Valuation Allowance

The movement of valuation allowance is as follows:

	As of December 31,
	2024	2025
Balance at beginning of the year	24,156,986	29,962,716
Disposal of a subsidiary	-	-
Additions	6,240,696	8,867,458
Decrease	(434,966)	-
Balance at end of the year	29,962,716	38,830,174

Schedule of Net Operating Loss Carryforwards

As of December 31, 2025, the net operating loss carryforwards from the Group’s subsidiaries, VIEs and the VIEs’ subsidiaries established in the PRC will expire, if unused, as follows:

Net operating loss carryforwards
2026	2,611,109
2027	1,009,456
2028	16,586,588
2029	24,870,235
2030	35,452,370
Total	80,529,758